Quarterly Financial Data (Summarized Financial Data By Quarter) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Operating revenues	$ 6,098	$ 5,937	$ 6,429	$ 6,452	$ 6,037	$ 5,956	$ 6,376	$ 6,114	$ 5,533	$ 24,855	$ 23,979	$ 22,170
Operating income (loss)	52	3	51	142	(89)	(783)	39	(78)	(232)	107	(1,054)	308
Net earnings (loss)	$ (341)	$ 263	$ (238)	$ (241)	$ (1,660)	$ (1,095)	$ (162)	$ (286)	$ (436)	$ (1,876)	$ (1,979)	$ (471)
Basic	$ (1.02)	$ 0.78	$ (0.71)	$ (0.72)	$ (4.95)	$ (3.27)	$ (0.48)	$ (0.85)	$ (1.31)	$ (5.60)	$ (5.91)	$ (1.41)
Diluted	$ (1.02)	$ 0.69	$ (0.71)	$ (0.72)	$ (4.95)	$ (3.27)	$ (0.48)	$ (0.85)	$ (1.31)	$ (5.60)	$ (5.91)	$ (1.41)